UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22056

John Hancock Tax-Advantaged Global Shareholder Yield Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Tax-Advantaged Global Shareholder Yield Fund

Quarterly portfolio holdings 7/31/15

Fund's investments	Tax-Advantaged Global Shareholder Yield Fund

As of 7-31-15 (unaudited)
	Shares	Value
Common stocks 96.2%		$105,802,167
(Cost $109,617,468)
Australia 3.8%		4,217,589
BHP Billiton, Ltd.	34,020	656,837
Commonwealth Bank of Australia	12,100	772,637
Sonic Healthcare, Ltd.	38,100	574,860
Telstra Corp., Ltd.	317,600	1,503,862
Westpac Banking Corp.	27,900	709,393
Canada 6.1%		6,694,388
BCE, Inc.	46,600	1,918,017
Potash Corp. of Saskatchewan, Inc. (C)	63,400	1,723,212
Rogers Communications, Inc., Class B	45,860	1,608,089
Shaw Communications, Inc., Class B	38,500	816,894
TELUS Corp.	18,400	628,176
France 7.3%		7,963,959
AXA SA	30,840	812,178
Electricite de France SA	48,100	1,144,673
Sanofi	6,200	668,305
SCOR SE	36,600	1,402,529
Total SA	35,400	1,746,741
Vinci SA	17,600	1,127,948
Vivendi SA	40,400	1,061,585
Germany 5.9%		6,435,203
Allianz SE	4,920	805,958
BASF SE	13,400	1,157,955
Daimler AG	9,700	867,722
Deutsche Post AG	19,600	592,415
Deutsche Telekom AG	42,600	770,312
Muenchener Rueckversicherungs AG	8,800	1,617,251
Siemens AG	5,820	623,590
Italy 1.6%		1,724,235
Terna Rete Elettrica Nazionale SpA	369,700	1,724,235
Netherlands 1.4%		1,563,456
Royal Dutch Shell PLC, ADR, Class A (C)	27,200	1,563,456
Norway 2.6%		2,853,236
Orkla ASA	107,400	855,954
Statoil ASA	73,200	1,234,053
Yara International ASA	15,340	763,229
Singapore 1.1%		1,246,181
Singapore Exchange, Ltd.	83,800	487,187
Singapore Telecommunications, Ltd.	254,800	758,994
Spain 0.7%		757,484
Gas Natural SDG SA	34,900	757,484
Sweden 1.1%		1,183,176
Svenska Handelsbanken AB, A Shares	77,310	1,183,176
Switzerland 3.0%		3,340,910
Nestle SA	8,200	620,331

2SEE NOTES TO FUND'S INVESTMENTS

Tax-Advantaged Global Shareholder Yield Fund

	Shares	Value
Switzerland (continued)
Novartis AG	1,600	166,023
Roche Holding AG	2,400	693,414
Swisscom AG	3,200	1,861,142
Taiwan 0.7%		793,749
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	35,900	793,749
United Kingdom 17.4%		19,186,557
Aberdeen Asset Management PLC	114,800	651,999
Amec Foster Wheeler PLC	50,940	650,519
AstraZeneca PLC, ADR (C)	43,760	1,478,650
BAE Systems PLC	179,900	1,346,943
British American Tobacco PLC	24,100	1,430,962
GlaxoSmithKline PLC	74,200	1,612,734
Imperial Tobacco Group PLC	42,900	2,251,244
National Grid PLC	147,500	1,963,038
Pearson PLC	47,500	891,397
Rio Tinto PLC	19,780	765,112
SSE PLC	62,500	1,478,264
Unilever PLC	18,300	830,088
United Utilities Group PLC	119,400	1,660,918
Vodafone Group PLC	574,100	2,174,689
United States 43.5%		47,842,044
Altria Group, Inc. (C)	40,400	2,196,952
Ameren Corp. (C)	42,000	1,725,360
Arthur J. Gallagher & Company	12,300	583,389
AT&T, Inc. (C)	67,700	2,351,898
Automatic Data Processing, Inc. (C)	8,000	638,160
CenturyLink, Inc. (C)	49,200	1,407,120
CME Group, Inc.	8,770	842,271
ConocoPhillips (C)	24,305	1,223,514
Duke Energy Corp. (C)	23,055	1,711,142
Emerson Electric Company	14,520	751,410
Entergy Corp.	19,200	1,363,584
Exxon Mobil Corp.	7,700	609,917
Kimberly-Clark Corp.	8,800	1,011,736
Kinder Morgan, Inc. (C)	91,500	3,169,560
KLA-Tencor Corp. (C)	11,300	599,465
Lockheed Martin Corp. (C)	5,900	1,221,890
McDonald's Corp. (C)	11,200	1,118,432
Merck & Company, Inc. (C)	14,100	831,336
Microchip Technology, Inc. (C)	16,700	715,428
Microsoft Corp. (C)	12,700	593,090
Occidental Petroleum Corp. (C)	13,700	961,740
People's United Financial, Inc. (C)	92,300	1,501,721
PepsiCo, Inc.	6,700	645,545
Pfizer, Inc.	19,000	685,140
Philip Morris International, Inc. (C)	24,960	2,134,829
PPL Corp. (C)	53,700	1,708,197
R.R. Donnelley & Sons Company (C)	49,553	869,655
Regal Entertainment Group, Class A (C)	38,900	801,340
Reynolds American, Inc. (C)	36,496	3,130,992
Seagate Technology PLC (C)	21,250	1,075,250

SEE NOTES TO FUND'S INVESTMENTS3

Tax-Advantaged Global Shareholder Yield Fund

Shares	Value
United States (continued)
TECO Energy, Inc. (C)	69,700	1,541,764
The Coca-Cola Company	14,600	599,768
The Dow Chemical Company (C)	20,400	960,024
The Procter & Gamble Company	8,100	621,270
The Southern Company (C)	17,700	791,721
Verizon Communications, Inc. (C)	43,939	2,055,906
Waste Management, Inc. (C)	12,900	659,577
WEC Energy Group, Inc. (C)	29,200	1,430,800
Wells Fargo & Company (C)	17,300	1,001,151
Yield (%)	Shares	Value
Short-term investments 3.4%	$3,770,779
(Cost $3,770,779)
Money market funds 0.6%	708,779
State Street Institutional Treasury Money Market Fund	0.0000(Y	)	708,779	708,779
Par value	Value
Repurchase agreement 2.8%	$3,062,000
Repurchase Agreement with State Street Corp. dated 7-31-15 at 0.000% to be repurchased at $3,062,000 on 8-3-15, collateralized by $3,220,000 U.S. Treasury Notes, 1.500% due 1-31-22 (valued at $3,127,586, including interest)	3,062,000	3,062,000
Total investments (Cost $113,388,247)† 99.6%	$109,572,946
Other assets and liabilities, net 0.4%	$472,349
Total net assets 100.0%	$110,045,295

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(C)	A portion of this security is segregated as collateral for options. Total collateral value at 7-31-15 was $32,521,080.
(Y)	The rate shown is the annualized seven-day yield as of 7-31-15.
†	At 7-31-15, the aggregate cost of investment securities for federal income tax purposes was $117,639,167. Net unrealized depreciation aggregated $8,066,221, of which $1,886,510 related to appreciated investment securities and $9,952,731 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 7-31-15:

Utilities	17.3
Telecommunication services	15.5
Consumer staples	14.8
Financials	11.2
Energy	10.1
Industrials	6.5
Health care	6.1
Materials	5.5
Consumer discretionary	5.1
Information technology	4.1
Short-term investments and other	3.8
Total	100.0

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2015, by major security category or type:

	Total value at 7-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$4,217,589	—	$4,217,589	—
Canada	6,694,388	$6,694,388	—	—
France	7,963,959	—	7,963,959	—
Germany	6,435,203	—	6,435,203	—
Italy	1,724,235	—	1,724,235	—
Netherlands	1,563,456	1,563,456	—	—
Norway	2,853,236	—	2,853,236	—
Singapore	1,246,181	—	1,246,181	—
Spain	757,484	—	757,484	—
Sweden	1,183,176	—	1,183,176	—
Switzerland	3,340,910	—	3,340,910	—
Taiwan	793,749	793,749	—	—
United Kingdom	19,186,557	1,478,650	17,707,907	—
United States	47,842,044	47,842,044	—	—
Short-term investments	3,770,779	708,779	3,062,000	—
Total investments in securities	$109,572,946	$59,081,066	$50,491,880	—
Other financial instruments
Written Options	($518,625)	($518,625)	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of

5

default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended July 31, 2015, the fund wrote option contracts to hedge against changes in securities markets and to generate potential income. The following tables summarize the fund's written options activities during the period ended July 31, 2015 and the contracts held at July 31, 2015.

	Number of contracts	Premiums received
Outstanding, beginning of period	270	$882,987
Options written	1,925	5,407,416
Option closed	(1,720)	(4,829,836)
Options expired	(250)	(754,140)
Outstanding, end of period	225	$706,427

Name of Issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
S&P 500 Index	$2,300	Sep 2015	75	$10,647	($3,000)
S&P 500 Index	2,320	Oct 2015	5	221	(150)
S&P 500 Index	2,120	Oct 2015	145	695,559	(515,475)
			225	$706,427	($518,625)

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P14Q3	07/15
This report is for the information of the shareholders of John Hancock Tax-Advantaged Global Shareholder Yield Fund.		9/15

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Global Shareholder Yield Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: September 21, 2015

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: September 21, 2015